ACQUISITION AND DISPOSITIONS (Details 2) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 13, 2013
ACQUISITION AND DISPOSITIONS
Total purchase price for the sale of the assets and contractual rights related to prison services	$ 2,500			$ 2,500
Summary of the financial information for the prison services operations
Operating revenues		$ 5,622	$ 25,580
Operating expenses including depreciation and amortization		5,883	23,599
Income (loss) from operations		(261)	1,981
Income tax expense		(105)	775
Income from discontinued operations		(156)	$ 1,206
Gain on sale of discontinued operations, net of tax	$ 1,300	1,333
Tax portion on gain on sale of discontinued operations		$ 887